Commitments and Contingencies - Contractual Charter Revenue (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending December 31, 2016	$ 53,826
Twelve months ending December 31, 2017	$ 17,520